Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 9:- TAXES ON INCOME

Income tax rates applicable to the Company in 2021 and 2020 was 21%.

b.	Foreign income tax:

1.	Income tax rates:

Presented hereunder are the income tax rates relevant to the Company’s Israeli subsidiary

2021 - 23%
2020 - 23%

2.

As of December 31, 2022, the Company had U.S. federal net operating loss carryforwards of approximately $XX available to reduce future taxable income. There is a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally greater than a 50% change in ownership). Losses from 2018 and forward that can only offset 80% of taxable income in a future year.

The Company’s Israeli subsidiary have estimated total available carryforward operating tax losses for Israeli income tax purposes of approximately $XX as of December 31, 2022.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2022		2021
Deferred tax assets:
Net operating loss carry forward	$		$5,746

Deferred tax asset before valuation allowance			1,243
Valuation allowance			(1,243)

Net deferred tax asset		$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2022 and 2021.

d.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

	Year ended December 31,
	2022	2021

Net loss, as reported in the consolidated statements of comprehensive loss	$3,358	$1,624
Statutory tax rate	21%	21%
Computed “expected” tax income	705	341
Valuation allowance	(705)	(341)

Taxes on income	$-	$-